Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets [Line Items]
Restricted Net Assets	¥ 80,277,094	¥ 77,920,358
Percentage of after-tax profits for appropriations prior to dividend payment	10.00%
Maximum [Member]
Restricted Net Assets [Line Items]
Percentage of general reserve fund on registered capital	50.00%
Percentage of statutory surplus fund on registered capital	50.00%
Minimum [Member]
Restricted Net Assets [Line Items]
Percentage of profits after tax to general reserve fund	10.00%
Percentage of statutory surplus fund on profits after tax	10.00%